UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                         Money Market Obligations Trust
                               Federated Investors
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                          Alabama Municipal Cash Trust
                          Arizona Municipal Cash Trust
                         California Municipal Cash Trust
                        Connecticut Municipal Cash Trust
                            Federated Tax-Free Trust
                          Florida Municipal Cash Trust
                          Georgia Municipal Cash Trust
                          Maryland Municipal Cash Trust
                       Massachusetts Municipal Cash Trust
                          Michigan Municipal Cash Trust
                         Minnesota Municipal Cash Trust
                         New Jersey Municipal Cash Trust
                          New York Municipal Cash Trust
                       North Carolina Municipal Cash Trust
                            Ohio Municipal Cash Trust
                        Pennsylvania Municipal Cash Trust
                          Virginia Municipal Cash Trust

3.   Investment Company Act File Number: 811-5950
     Securities Act File Number:     33-31602


4(a). Last day of fiscal year for which this Form is filed: October 31, 2003


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $21,979,835,918

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $22,651,809,420

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission: $-

     (iv) Total  available  redemption  credits  [add Items  5(ii) and  5(iii)]:
          $22,651,809,420

     (v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $-

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
          $(671,973,502)

     (vii)Multiplier for determining registration fee (See Instruction C.9): x0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $-


6.   Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
      (number of shares or other units) deducted here:   -   .  If there
      is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
      future fiscal years, then state that number here:   -   .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $-


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = No Fee Due


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:
            [   ] Wire Transfer
            [   ] Mail or other means


                                   SIGNATURES


   This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Deborah M. Molini
                           Deborah M. Molini, Assistant Treasurer


Date:   January 27, 2004


* Please print the name and title of the signing officer below the signature.